Other financial liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Fair value measurement
Schedule of other financial liabilities

	2023			2022
	Non-			Non-
	Current	Current	Total	Current	Current	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Financial loans from government agencies:
Reindus loan	23,630	10,797	34,427	—	58,651	58,651
SEPI loan	36,147	1,899	38,046	33,657	1,018	34,675
Other financial liabilities	3,913	1,056	4,969	4,622	713	5,335
Derivative financial instruments (Note 20)	1,541	2,300	3,841	—	—	—
Total	65,231	16,052	81,283	38,279	60,382	98,661